Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Significant Accounting Policies
Schedule of revenue disaggregated by revenue source

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands)
Advertising and marketing revenues	$616,006	$892,349
Value-added services revenues	94,776	141,013
Total revenues	$710,782	$1,033,362

	Nine Months Ended September 30,
	2020	2021

	(In thousands)
Advertising and marketing revenues	$1,032,678	$1,429,969
Value-added services revenues	143,843	210,827
Total revenues	$1,176,521	$1,640,796